Consolidated Statements of Loss and Comprehensive Loss - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Revenue	$ 202,835,921	$ 167,364,286
Cost of sales	139,371,400	129,589,540
Gross margin	63,464,521	37,774,746
Operating expenses
Professional fees	2,691,148	3,073,330
Consulting fees	5,789,576	4,591,688
Advertising and promotion	2,682,684	3,047,149
Office and general	9,533,291	6,972,055
Annual general meeting legal and advisory costs	3,386,596
Salaries and wages	36,493,089	25,140,326
Technology support, web development and content	21,858,408	10,640,184
Esports player, team and game expenses	4,352,150	5,497,165
Foreign exchange gain	(446,625)	(2,079,774)
Share-based compensation	7,751,370	18,918,489
Amortization and depreciation	16,707,844	9,518,471
Total operating expenses	110,799,531	85,319,083
Goodwill impairment	31,281,286
Transaction costs	114,853	1,490,463
Share of net (income) loss from investment in associates and joint ventures	(1,241,684)	266,641
Interest and accretion	3,620,186	2,844,956
Loss on settlement of deferred payment liability	3,302,824
(Gain) loss on revaluation of deferred payment liability	(621,780)	181,707
Loss on derecognition of long-term debt	482,282
Gain on repayment of long-term debt		(39,502)
Gain on settlement of long-term debt		(11,991)
Gain on sale of intangible assets	(4,836,075)
Gain on player buyouts	(518,581)
Change in fair value of investment		444,764
Loss on settlement of vendor-take-back loan		316,241
Interest income	(36,252)	(51,529)
Net loss before income taxes	(78,882,069)	(52,986,087)
Income taxes
Current tax expense	250,955	194,222
Deferred tax recovery	(2,302,219)	(1,133,687)
Net loss for the year	(76,830,805)	(52,046,622)
Items that may be reclassified to profit or loss
Foreign currency translation adjustment	8,102,682	481,738
Net loss and comprehensive loss for the year	$ (68,728,123)	$ (51,564,884)
Net loss per share, basic and diluted	$ (0.54)	$ (0.43)
Weighted average number of common shares outstanding, basic and diluted	143,535,305	121,002,659